Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 1,388	$ 1,672
Work-in-process	963	552
Finished goods	4,515	4,784
Total inventories	$ 6,866	$ 7,008